Summary of Significant Accounting Policies (Details 7) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Sales - net	$ 18,573,726	$ 4,443,571	$ 50,563,746	$ 10,875,249		$ 17,212,636	$ 3,202,687
Cost of sales	14,507,761	3,928,628	40,345,528	8,842,990		14,845,069	2,804,274
Gross profit	4,065,965	514,943	10,218,218	2,032,259		2,367,567	398,413
General and administrative expenses	7,876,778	2,927,287	16,420,665	7,425,596		18,587,727	18,650,249
Loss from operations	(3,810,813)	(2,412,344)	(6,202,447)	(5,393,337)		(16,220,160)	(18,251,836)
Other income (expense)
Derivative (expense) income	(1,922,763)	481,667	(4,409,214)	(3,576,192)		(4,777,654)	(93,638)
Change in fair value of derivative liabilities	4,403,875	1,547,185	5,900,749	2,181,955		5,162,100	(149,306)
Loss on settlement of accounts payable and debt	(1,510,613)	0	(4,452,439)	(2,542,073)		(3,862,458)	(433,400)
Interest (expense) income	(3,265,053)	499,801	(6,812,255)	(3,002,589)		(3,711,278)	(480,589)
Other expense						(121,500)	(160,568)
Licensing income						250,000	0
Total other income (expense) net	(2,263,224)	2,528,653	(9,724,979)	(6,938,899)		(7,060,790)	(1,317,501)
Net loss	(6,074,037)	116,309	(15,927,426)	(12,332,236)	(19,169,454)	(23,280,950)	(19,569,337)
Net income (loss) available to common stockholders
Net income (loss)	(6,074,037)	116,309	(15,927,426)	(12,332,236)	(19,169,454)	(23,280,950)	(19,569,337)
Series C preferred stock dividend						(293)	0
Net income (loss) available to common stockholders						(23,280,657)	(19,569,337)
Net loss per share available to common stockholders - basic and diluted (in dollars per share)	$ (3.22)	$ 0.30	$ (9.62)	$ (46.50)		$ (70.30)	$ (404.31)
As Restated [Member]
Sales - net						17,212,636	3,202,687
Cost of sales						14,845,069	2,804,274
Gross profit						2,367,567	398,413
General and administrative expenses						18,587,727	18,650,249
Loss from operations						(16,220,160)	(18,251,836)
Other income (expense)
Derivative (expense) income						(4,777,654)	(93,638)
Change in fair value of derivative liabilities						5,162,100	(149,306)
Loss on settlement of accounts payable and debt						(3,862,458)	(433,400)
Interest (expense) income						(3,711,278)	(480,589)
Other expense						(121,500)	(160,568)
Licensing income						250,000	0
Total other income (expense) net						(7,060,790)	(1,317,501)
Net loss						(23,280,950)	(19,569,337)
Net income (loss) available to common stockholders
Net income (loss)						(23,280,950)	(19,569,337)
Series C preferred stock dividend						(293)	0
Net income (loss) available to common stockholders						(23,280,657)	(19,569,337)
Net loss per share available to common stockholders - basic and diluted (in dollars per share)						$ (70.30)	$ (404.31)
Weighted average number of common shares outstanding during the year - basic and diluted (in shares)						331,159	48,402
As Adjustments [Member]
Sales - net						(3,625,701)	(844,608)
Cost of sales						374,455	0
Gross profit						(4,000,156)	(844,608)
General and administrative expenses						(4,000,156)	(844,608)
Loss from operations						0	0
Other income (expense)
Derivative (expense) income						0	0
Change in fair value of derivative liabilities						0	0
Loss on settlement of accounts payable and debt						0	0
Interest (expense) income						0	0
Other expense						0	0
Licensing income						0	0
Total other income (expense) net						0	0
Net loss						0	0
Net income (loss) available to common stockholders
Net income (loss)						0	0
Series C preferred stock dividend						0	0
Net income (loss) available to common stockholders						0	0
Net loss per share available to common stockholders - basic and diluted (in dollars per share)						$ 0	$ 0
Weighted average number of common shares outstanding during the year - basic and diluted (in shares)						0	0
As Issued [Member]
Sales - net						20,838,337	4,047,295
Cost of sales						14,470,614	2,804,274
Gross profit						6,367,723	1,243,021
General and administrative expenses						22,587,883	19,494,857
Loss from operations						(16,220,160)	(18,251,836)
Other income (expense)
Derivative (expense) income						(4,777,654)	(93,638)
Change in fair value of derivative liabilities						5,162,100	(149,306)
Loss on settlement of accounts payable and debt						(3,862,458)	(433,400)
Interest (expense) income						(3,711,278)	(480,589)
Other expense						(121,500)	(160,568)
Licensing income						250,000	0
Total other income (expense) net						(7,060,790)	(1,317,501)
Net loss						(23,280,950)	(19,569,337)
Net income (loss) available to common stockholders
Net income (loss)						(23,280,950)	(19,569,337)
Series C preferred stock dividend						(293)	0
Net income (loss) available to common stockholders						$ (23,280,657)	$ (19,569,337)
Net loss per share available to common stockholders - basic and diluted (in dollars per share)						$ (70.30)	$ (404.31)
Weighted average number of common shares outstanding during the year - basic and diluted (in shares)						331,159	48,402